SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Patents and other technologies	$ 1,583,260		$ 1,501,367
Goodwill
Total	1,583,260		1,501,367
Impairment loss	1,321,338
Patents and other technologies
Total	1,583,260
Impairment loss	923,769
Goodwill [Member]
Total
Impairment loss	397,569
Fair Value, Inputs, Level 1 [Member]
Patents and other technologies
Goodwill
Total
Fair Value, Inputs, Level 2 [Member]
Patents and other technologies
Goodwill
Total
Fair Value, Inputs, Level 3 [Member]
Patents and other technologies	1,583,260		$ 1,501,367
Goodwill
Total	$ 1,583,260